Revenue Recognition (Details) - Schedule of revenue recognition pattern - SoundHound, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 4,290	$ 3,739
Over Time Revenue [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	3,911	3,387
Point-In-Time [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 379	$ 352